Off-Balance Sheet Items - Schedule of Fees and Commissions Related to Credit Exposure (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 561,490	$ 1,175,177
For Documentary Export and Import Credits	1,340,583	1,469,724
For Guarantees Granted	$ 3,647,448	$ 692,176